Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
6. REVENUE
The following disaggregates the Company’s revenue

by major source:
Electric Gas Other
Florida Canadian
Other

Gas Utilities Inter-
Electric Electric Electric
and

Segment
millions of dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2024

Regulated Revenue
Residential $

2,063 $

997 $

203 $

712 $ -

$ -

$

3,975
Commercial

939

499

300

496 -

-

2,234
Industrial

223

276

28

94 -

(14)

607
Other electric

372

41

7 -

-

-

420
Regulatory deferrals
(157) -

15 -

-

-

(142)
Other (1)

20

42

13

224 -

(9)

290
Finance income (2)(3) -

-

-

63 -

63

Regulated revenue
$

3,460 $

1,855 $

566 $

1,589 $ -

$ (23) $

7,447
Non-Regulated Revenue
Marketing and trading margin (4) -

-

-

-

77 -

77
Other non-regulated operating
revenue
-

-

-

20

32 (24)

28
Mark-to-market (3) -

-

-

-

(357)

5 (352)

Non-regulated revenue
$ -

$ -

$ -

$

20 $ (248) $ (19) $ (247)
Total operating revenues $

3,460 $

1,855 $

566 $

1,609 $ (248) $ (42) $

7,200
For the year ended December 31, 2023

Regulated Revenue
Residential $

2,307 $

910 $

183 $

724 $ -

$ -

$

4,124
Commercial

1,083

463

285

425 -

-

2,256
Industrial

274

219

33

93 -

(13)

606
Other electric

395

41

7 -

-

-

443
Regulatory deferrals (522) -

12 -

-

-

(510)
Other (1)

19

38

6

199 -

(8)

254
Finance income (2)(3) -

-

-

62 -

-

62

Regulated revenue
$

3,556 $

1,671 $

526 $

1,503 $ -

$ (21)

7,235
Non-Regulated

Marketing and trading margin (4) -

-

-

-

96 -

96
Other non-regulated operating
revenue
-

-

-

21

27 (23)

25
Mark-to-market (3) -

-

-

-

216 (9)

207

Non-regulated revenue
$ -

$ -

$ -

$

21 $

339 $ (32)

328
Total operating revenues $

3,556 $

1,671 $

526 $

1,524 $

339 $ (53) $

7,563
(1) Other includes rental revenues, which do not

represent revenue from contracts with customers.
(2) Revenue related to Brunswick Pipeline's service agreement with Repsol Energy Canada.
(3) Revenue which does not represent revenues

from contracts with customers.
(4) Includes gains (losses) on settlement of energy

related derivatives, which do not represent

revenue from contracts with
customers.
Remaining Performance Obligations:
Remaining performance obligations primarily represent

gas transportation contracts, lighting contracts,
and long-term steam supply arrangements with fixed contract

terms. As of December 31, 2024, the
aggregate amount of the transaction price allocated to

remaining performance obligations was $
495
million (2023 – $ 488

million), including $
3

million related to NMGC. This amount includes

$
135

million of
future performance obligations related to a gas transportation contract between SeaCoast and PGS
through 2040
. This amount excludes contracts with an original

expected length of one year or less and
variable amounts for which Emera recognizes revenue at the

amount to which it has the right to invoice
for services performed. Emera expects to recognize revenue for the remaining performance obligations
through 2044 .